Statement of Changes in Shareholders' Equity - USD ($)	Total	Share Capital	Additional paid-in capital	Accumulated deficit	Receivables on account of shares
Balance at Dec. 31, 2013	$ 374,653	$ 1,741	$ 1,617,450	$ (1,244,538)
Issuance of shares	1,502,767	875	1,501,892
Loss for the period	(1,020,834)			(1,020,834)
Balance (Scenario, Previously Reported [Member]) at Dec. 31, 2014			3,119,342	(2,265,372)
Balance at Dec. 31, 2014	856,586	2,616	3,305,342	(2,451,372)
Loss for the period	(521,664)			(521,664)
Balance at Sep. 30, 2015	334,922	2,616	3,305,342	(2,973,036)
Balance (Scenario, Previously Reported [Member]) at Dec. 31, 2014			3,119,342	(2,265,372)
Balance at Dec. 31, 2014	856,586	2,616	3,305,342	(2,451,372)
Loss for the period	(920,840)			(920,840)
Balance (Scenario, Previously Reported [Member]) at Dec. 31, 2015			3,119,342	(3,186,212)
Balance at Dec. 31, 2015	(64,254)	2,616	3,305,342	(3,372,212)
Balance at Jun. 30, 2015	372,263	2,616	3,305,342	(2,935,695)
Loss for the period	(37,341)			(37,341)
Balance at Sep. 30, 2015	334,922	2,616	3,305,342	(2,973,036)
Balance at Dec. 31, 2015	(64,254)	2,616	3,305,342	(3,372,212)
Loss for the period	(1,963,340)			(1,963,340)
Conversion of convertible loan and exercise warrants issued upon conversion	452,650	144	862,256		$ (255,750)
Share based compensation	675,389		675,389
Balance at Sep. 30, 2016	(745,555)	2,760	4,842,987	(5,335,552)	(255,750)
Balance at Jun. 30, 2016	(700,305)	2,616	3,980,731	(46,837,652)
Loss for the period	(651,900)			(651,900)
Conversion of convertible loan and exercise warrants issued upon conversion	452,650	144	862,256		(255,750)
Balance at Sep. 30, 2016	$ (745,555)	$ 2,760	$ 4,842,987	$ (5,335,552)	$ (255,750)